BRADFORD RODGERS

Vice President and Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

April 12, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

RE:                         Protective Life Insurance Company

Initial Registration Statement on Form S-3

For Protective Market Defender Annuity Contracts

Dear Commissioners:

On behalf of Protective Life Insurance Company (the “Company”), we are transmitting electronically an initial registration statement on Form S-3 (the “Registration Statement”) to register interests in limited flexible premium deferred index-linked annuity contracts (the “Market Defender Annuity Contracts”).  The Registration Statement is being filed for the Market Defender Annuity Contracts since the prior registration statement would otherwise have been in use for three or more years which is not permitted under Rule 415 of the Securities Act of 1933.

The Company represents that the Registration Statement is substantially identical to the registration statement for the Market Defender Annuity Contracts previously filed on Form S-3 with the Securities and Exchange Commission (the “Commission”) on December 15, 2017 (File No. 333-222086) and declared effective by the Commission Staff on June 29, 2018.  The Company notes that there have been no changes to the terms of the Market Defender Annuity Contracts or any material changes to disclosure in the prospectus pertaining to the Market Defender Annuity Contracts in the Registration Statement.  Therefore, the Company respectfully requests that the Staff of the Commission afford the Registration Statement no review status.

The Company has included the auditor’s consent and incorporated by reference the financial statements as of December 31, 2020 filed on the Company’s Annual Report on Form 10-K. The Company also submitted acceleration requests from the Company and the underwriter of the Contracts, requesting an effective date of May 1, 2021 for the Registration Statement.

If you have any questions or comments regarding the Registration Statement, or if there is anything that we can do to facilitate the Staff’s review of the Registration Statement, please contact me at (205) 268-1113 or our counsel Thomas Bisset at (202) 383-0118.

Very truly yours,

/s/ Brad Rodgers
Brad Rodgers
Vice President and Senior Counsel

cc:           Mr. Thomas Bisset